Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	For the year ended June 30, 2015	For the year ended June 30, 2014

Net income	$8,679,571	$10,692,174
Weighted average shares outstanding - Basic and Diluted	8,000,000	8,000,000
Earnings per share - Basic and Diluted	$1.08	$1.34